Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities (Tables) [Abstract]
Amortized cost and estimated fair market value of investment securities

The amortized cost and estimated fair market value of investment securities at December 31 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Market Value

	(In thousands)

2011
Held to Maturity:
United States government-sponsored enterprises debt	$539,011	$6,750	$-	$545,761

Total held to maturity	$539,011	$6,750	$-	$545,761

Available for Sale:
Equity securities	$6,767	$601	$-	$7,368

Total available for sale	$6,767	$601	$-	$7,368

2010
Held to Maturity:
United States government-sponsored enterprises debt	$3,939,006	$3,698	$(75,216)	$3,867,488

Total held to maturity	$3,939,006	$3,698	$(75,216)	$3,867,488

Available for Sale:
United States government-sponsored enterprises debt	$80,000	$2,647	$-	$82,647
Equity securities	6,767	381	-	7,148

Total available for sale	$86,767	$3,028	$-	$89,795

Fair values and unrealized losses of investment securities

	Less Than 12 Months		12 Months or Longer		Total

	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

			(In thousands)

2010
Held to Maturity:
United States government-sponsored enterprises debt	$3,524,781	$(75,216)	$-	$-	$3,524,781	$(75,216)

Total held to maturity	3,524,781	(75,216)	-	-	3,524,781	(75,216)

Total	$3,524,781	$(75,216)	$-	$-	$3,524,781	$(75,216)

Investment securities held to maturity and available for sale

	Amortized Cost	Estimated Fair Market Value

	(In thousands)

Held to Maturity:
Due after ten years	$539,011	$545,761

Total held to maturity	$539,011	$545,761